Fair Value Measurements	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements	Fair Value Measurements
Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

As of December 31, 2022, the carrying amounts of financial assets and liabilities measured at fair value included derivative assets, equity investments, derivative liabilities, and contingent consideration of $1 million, $6 million, $3 million, and $4 million, respectively. As of December 31, 2021, there were derivative assets, equity investments, and derivative liabilities of $3 million, $6 million, and $2 million, respectively.
Financial Assets and Liabilities Not Carried at Fair Value

The carrying amounts and fair value hierarchy classification of our significant financial assets and liabilities not carried at fair value as of December 31, 2022 and 2021 are as follows:

	December 31, 2022
($ in millions)	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets:
Customer financing receivables, net	219	—	—	211	211
Equity investments	9	—	—	9	9
Liabilities:
Jackpot liabilities	170	—	—	135	135
Debt (1)	5,750	—	5,576	—	5,576

	December 31, 2021
($ in millions)	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets:
Customer financing receivables, net	261	—	—	245	245
Equity investments	11	—	—	11	11
Liabilities:
Jackpot liabilities	196	—	—	184	184
Debt (1)	6,477	—	6,792	—	6,792
(1) Excludes short-term borrowings and swap adjustments.
Level 3 equity investments are measured at cost, less impairment, plus or minus changes resulting from observable price changes, which approximates fair value.